SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent	$ 6,256
Eaglewood Village [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Aspire Regional Partners	[1]
Lease expiration date	Nov. 30, 2028
Annual rent	$ 630
Eaglewood Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Aspire Regional Partners	[1]
Lease expiration date	Nov. 30, 2028
Annual rent	$ 813
Hearth and Care of Greenfield [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Aspire Regional Partners	[1]
Lease expiration date	Nov. 30, 2023
Annual rent	$ 311
The Pavilion Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Aspire Regional Partners	[1]
Lease expiration date	Nov. 30, 2028
Annual rent	$ 340
Autumn Breeze Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	C.R. Management	[1]
Lease expiration date	Sep. 30, 2025
Annual rent	$ 962
Coosa Valley Health Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	C.R. Management	[1]
Lease expiration date	Aug. 31, 2030
Annual rent	$ 1,072
Georgetown Health [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Oak Hollow Healthcare Management	[1]
Lease expiration date	Oct. 31, 2032
Annual rent	$ 337
Mountain Trace Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Vero Health Management	[1]
Lease expiration date	Feb. 28, 2029
Annual rent	$ 528
Sumter Valley Nursing and Rehab [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Oak Hollow Healthcare Management	[1]
Lease expiration date	Oct. 31, 2032
Annual rent	$ 450
Owned Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent	$ 5,443
Covington Care Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of operator affiliation	Aspire Regional Partners	[1]
Lease expiration date	Nov. 30, 2028
Annual rent	$ 813
Leased Facilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual rent	$ 813	[1]

[1]	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.